Convertible Promissory Notes and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Nov. 30, 2012	Sep. 30, 2016	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Borrowed fund by issuing convertible notes			$ 29,500			$ 29,500			$ 29,500	$ 15,400	$ 15,400
Borrowed fund interest rate											7.50%
Combined face value of the 2010 and 2011 Notes										$ 47
Face value converted into shares of common stock		6,639,137								3,200,000
Common stock conversion price per share							$ 5.00			$ 5.00
Convertible notes redeemed	$ 54
Debt issuance discount beneficial conversion feature									$ 10,500
Warrants to purchase shares of common stock		927,152					927,152	927,152
Warrants to purchase shares of common stock per share						$ 5.00			$ 5.00
Weighted average remaining contractual life							1 year 11 months 16 days
Warrant outstanding							$ 1,038,403
Unamortized discount		$ 7,000						$ 7,000
October 2012 Notes [Member]
Borrowed fund interest rate			7.50%
Convertible notes isuued			$ 5,000
Maturity dates			Jul. 31, 2015
Effective interest rate								19.20%	14.90%
July 2012 Notes [Member]
Borrowed fund interest rate				7.50%
Convertible notes isuued				$ 5,000
Maturity dates				Jul. 31, 2015
Effective interest rate								18.60%	14.50%
February 2013 Notes [Member]
Borrowed fund interest rate						7.50%
Convertible notes isuued						$ 19,500
Maturity dates						Feb. 28, 2016
Effective interest rate								63.30%	33.30%
Warrant [Member]
Warrants to purchase shares of common stock							1,180,766
Warrants to purchase shares of common stock per share							$ 5.00
Weighted average remaining contractual life					2 years 22 days		2 years 9 months 18 days
Warrant outstanding					$ 0
Intrinsic value of warrants exercisable		$ 6,200					$ 924	$ 6,200
Intrinsic value of warrants outstanding					$ 0
Warrant [Member] | Maximum [Member]
Debt issuance discount beneficial conversion feature									$ 3,107